Employee benefits - Pension and other post-employment benefits	6 Months Ended
Apr. 30, 2021
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Employee benefits - Pension and other post-employment benefits

Note 7 Employee benefits – Pension and other post-employment benefits
We offer a number of defined benefit and defined contribution plans which provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in other comprehensive income
.
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Current service costs	$90	$91	$11	$12
Net interest expense (income)	2	5	14	15
Remeasurements of other long term benefits	–	–	(11)	–
Administrative expense	3	5	–	–
Defined benefit pension expense	95	101	14	27
Defined contribution pension expense	57	55	–	–
	$152	$156	$14	$27

	For the six months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Current service costs	$180	$183	$22	$23
Net interest expense (income)	4	10	28	30
Remeasurements of other long term benefits	–	–	(10)	4
Administrative expense	6	9	–	–
Defined benefit pension expense	190	202	40	57
Defined contribution pension expense	123	118	–	–
	$313	$320	$40	$57
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(1,380)	$(1,009)	$(113)	$(95)
Experience adjustments	–	–	(3)	(2)
Return on plan assets (excluding interest based on discount rate)	227	484	–	–
	$(1,153)	$(525)	$(116)	$(97)

	For the six months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(1,392)	$38	$(135)	$1
Experience adjustments	–	–	(3)	(2)
Return on plan assets (excluding interest based on discount rate)	(797)	(23)	–	–
	$(2,189)	$15	$(138)	$(1)

(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.
(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.